Leases	12 Months Ended
Jun. 30, 2025
Leases [Abstract]
Leases
20.	Leases

The nature of the Group’s leases predominantly relates to assets and equipment supporting the operations in line with the Group’s principal activities, as well as real estate in the form of office premises. Lease terms range from three to five years. Lease contracts are negotiated on an individual basis and contain a wide range of terms and conditions.

(a)	Amounts recognised in the Consolidated Statement of Financial Position

The Consolidated Statement of Financial Position includes the following amounts relating to leases:

	2025 $’000	2024 $’000
Right-of-use assets recognised in property, plant and equipment
Land and buildings
Cost	1,504	1,483
Accumulated depreciation and impairment	(990)	(709)
Net book value	514	774
Plant and equipment
Cost	7,255	7,121
Accumulated depreciation and impairment	(6,372)	(2,967)
Net book value	883	4,154
Total right-of-use assets	1,397	4,928
Lease liabilities
Land and buildings – current	414	373
Land and buildings – non-current	90	496
Plant and equipment – current	2,160	2,425
Plant and equipment – non-current	–	2,121
Total lease liabilities	2,664	5,415
There were no right-of-use asset additions during the year (2024: $1.8 million).

(b)	Amounts recognised in the Consolidated Statement of Profit or Loss

The Consolidated Statement of Profit or Loss includes the following amounts relating to leases:

	2025 $’000	2024 $’000	2023 $’000
Depreciation of right-of-use assets	2,749	2,795	811
Impairment of right-of-use assets (1)	923	–	–
Interest on lease liabilities	406	727	148

(1)	Refer to Note 14 for details on impairment and write down of non-financial assets.

(c)	Amounts recognised in the Consolidated Statement of Cash Flows

The Consolidated Statement of Cash Flows includes the following amounts relating to leases:

	2025 $’000	2024 $’000	2023 $’000
Total cash outflow for leases	3,226	3,280	773

Recognition and measurement

At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. All contracts that are classified as short-term leases (leases with a remaining lease term of twelve months or less) and leases of low value assets are recognised as an operating expense on a straight-line basis over the term of the lease.

Right-of-use assets

If a lease is present, a right-of-use asset and corresponding lease liability is recognised at the commencement date of the lease. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and estimated future restoration costs, less any lease incentives received. The right-of-use asset is subsequently measured at cost less accumulated depreciation, impairment charges and any adjustments for remeasurement of the lease liability.

Right-of-use assets are depreciated over the term of the lease or useful life of the underlying asset, whichever is the shortest. Where a lease transfers ownership of the underlying asset or the cost of the right-of-use asset indicates the Group is likely to exercise a purchase option, the specific asset is depreciated over the useful life of the underlying asset.

Right-of-use assets are recognised in property, plant and equipment in the Consolidated Statement of Financial Position.

Lease liabilities

Lease liabilities are recognised within interest bearing liabilities in the Consolidated Statement of Financial Position. The lease liability is initially measured at the present value of the lease payments still to be paid at commencement date.

Lease payments are discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the lessee’s incremental borrowing rate. The lessee’s incremental borrowing rate is the rate of interest that a lessee would have to pay to borrow the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment and with similar terms, conditions and security.

The lease liability is subsequently adjusted to reflect the outstanding interest and any remeasurements to the lease liability, including a change in future lease payments arising from a change in rate or index, a change in the Group’s estimate of the amount expected to be payable under a residual guarantee, or if the Group changes its assessment of whether it will exercise a purchase, extension or termination option. When the lease liability is remeasured, a corresponding adjustment is made to the carrying value of the right-of-use asset, or is recorded in the Consolidated Statement of Profit or Loss if the carrying value of the right-of-use asset has been reduced to nil.